Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of Other Accounts Receivable and Prepaid Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Accounts Receivable And Prepaid Expenses [Abstract]
Government authorities	$ 207	$ 167
Advances to suppliers	324	704
Prepaid expenses	417	442
Other	15	101
Other accounts receivable and prepaid expenses	$ 963	$ 1,414